Jordan K. Thomsen Vice President, Corporate Counsel
The Prudential Insurance Company of America 751 Broad Street, Newark, NJ 07102-3777 Tel 973 802-4193 jordan.thomsen@prudential.com

September 10, 2015

Sally Samuel, Esq.
Office of Insurance Products
Division of Investment Management
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

RE:           Pruco Life of New Jersey Variable Appreciable Account (“Registrant”)
Pruco Life Insurance Company of New Jersey (“Depositor”)
Pre-Effective Amendment No. 1 to Initial Registration Statement filed on Form N-6
File Nos. 811-03974 and 333-205093 (“New York Version”)

Dear Ms. Samuel:

On June 19, 2015, Pruco Life Insurance Company of New Jersey filed an initial registration statement on Form N-6 relating to a new offering, the M PremierSM VUL Protector®.  Filed herewith is Pre-Effective Amendment No. 1 to that registration statement.

On September 4, 2015, we received comments from the staff via telephone.  Those comments have been address as follows:

1.	This sentence from the “Charges for Rider Coverage” section (page 25) has been added to Footnote 7 under “Enhanced Disability Benefit Rider” in the “Summary of Charges and Expense” table (page 3).

The monthly benefit amount is the greater of: 9% of the Contract's Limited No-Lapse Guarantee Premium (including premiums for riders and flat extras) and the total of all monthly deductions, and is charged until the first Contract Anniversary on or after the insured’s 60th birthday.

2.	The words “…without giving any advanced notice. When required…” have been removed from the “Increases in Charges” section (page 8).

3.	The cross references to the “Limited No-Lapse Guarantee” and “Rider to Provide Lapse Protection” sections (page 9) have been moved to follow the appropriate paragraphs.

4.	The term “invested premium amount” has been changed to “monthly benefit amount” under “Enhanced Disability Benefit Rider” in the “Charges for Rider Coverage” section (page 25).

5.	The disclosure in the opening paragraph to the “Other Optional Riders” section (page 31) now specifically identifies the applicable riders.

6.	The means by which annual transfers can be requested have been stated in the “Transfers/Restrictions on Transfers” section (page 34).

7.	The words “negative amount” have been replaced with “zero or less” in the “Persistency Credit” section (page 39).

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Please feel free to contact me if you have any questions regarding these filings.  I can be reached at (973) 802-4193.

Very truly yours,

/s/ Jordan K. Thomsen
Jordan K. Thomsen
Vice President and Corporate Counsel